CERTIFICATION

      Pursuant to Rule 497(j) of the Securities Act of 1933, Lehman Brothers Institutional Liquidity Series (1933 Act File No. 333-120167; 1940 Act File No. 811-21648) ("Registrant") hereby certifies (a) that the forms of the prospectuses used with respect to Lehman Brothers Institutional Liquidity Fund, Lehman Brothers Prime Money Fund and Lehman Brothers U.S. Treasury Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 1 ("Amendment No. 1") to the Registrant's Registration Statement and (b) that Amendment No. 1 was filed electronically.





Dated: August 2, 2005                     By:   /s/Claudia A. Brandon
                                                ---------------------
                                                Claudia A. Brandon
                                                Secretary